Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9. Related Party Transactions

Cognate Agreement

During the quarter ended June 30, 2011, the Company entered into a new service agreement with Cognate Therapeutics, Inc. (“Cognate”), a contract manufacturing and services organization in which Toucan Capital has a majority interest. In addition, two of the principals of Toucan Capital are members of Cognate’s board of directors and Linda Powers who is a director of Cognate and managing director of Toucan Capital is Chairperson of the Company’s Board of Directors and Chief Executive of the Company. This agreement replaces the agreement dated May 17, 2007 between the Company and Cognate, which had expired.  Under the service agreement, the Company agreed to continue to utilize Cognate’s services, for certain consulting and manufacturing services to the Company for its ongoing DCVax®-Brain Phase II clinical trial.  The scope of services and the economics are comparable to the prior agreement, and the structure and process for payments are simplified.  Under the terms of the new agreement the Company will pay Cognate a monthly facility fee, dependent on the number of patients, ranging from $150,000 to $225,000 per month and a fee (in lieu of cost-plus charges) for each patient enrolled in the study, subject to specified minimum number of patients per month, plus charges for certain patient and product data services if such services are requested by the Company. The current service agreement expires on March 31, 2016. Additionally the Company has agreed to reimburse Cognate for enrollment ramp up costs, foreign program costs and costs of facilities and equipment dedicated to Company programs (which were also previously reimbursable). The amount of ramp up costs during the three months ended June 30, 2011 was $275,000.

During the quarters ended September 30, 2010 and 2011, respectively, the Company recognized approximately $1.1 million and $2.4 million of research and development costs related to these service agreements. As of December 31, 2010 and September 30, 2011 the Company owed Cognate approximately $10.2 million and $10.2, respectively.

During 2009, the Company and Cognate agreed that most of the accounts payable owed by the Company to Cognate will be converted into shares of common stock instead of paid in cash. The Company and Cognate agreed on a conversion price of $0.20 per share based on conversion prices applied to other creditors of the Company to date. The parties have agreed that this conversion will be applied to the accounts payable balance due to Cognate as of September 30, 2011 at which date the amount due to Cognate was $9.8 million. Finalization of the conversion arrangements are in process. The Company will recognize the value of common stock issued in excess of the amount of accounts payable converted, if any, as a charge to operations when the conversion takes place.

Toucan Capital Management

Toucan Capital on occasion incurs costs on behalf of the Company. These costs primarily relate to legal and consulting fees and costs and travel expenses incurred in support of the Company’s financing and international expansion efforts.

During the three months ended September 30, 2010 and 2011, respectively, the Company recognized approximately $15,000 and $0.0 of general and administrative costs for legal, travel and other costs incurred by Toucan Capital, Toucan Partners and Linda Powers on the Company’s behalf. At December 31, 2010 and September 30, 2011, expenses payable to Toucan Capital and related parties accrued to date amounted to $1.5 million and $0.3 million, respectively, and are included as part of accounts payable to related parties in the accompanying consolidated balance sheets.

Also, during 2009, the Company agreed with Toucan Capital, Toucan Partners and Linda Powers (the company's chairperson) that some or all of the accrued expenses owed by the Company to these parties for certain expense reimbursements will be converted into shares of common stock instead of paid in cash.  The Company and Toucan agreed on a conversion price of $0.20 per share based on conversion prices applied to other creditors of the Company in the same time frame in 2009. The impact of the conversion will result in a reduction of liabilities for the amount converted.  In addition, the Company will recognize the value of common stock issued in excess of the amount of the accrued expenses converted, if any, as a charge to operations when the conversion takes place.  Finalization of these arrangements is in process.